Convertible Preferred Stock - Convertible Preferred Stock Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance	$ 164,006	$ 160,507
Issuances	39,968	3,499
Retirements / Conversions	(203,974)
Convertible preferred stock, ending balance	0	164,006
Series A-1
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance	6,065	6,065
Retirements / Conversions	(6,065)
Convertible preferred stock, ending balance		6,065
Series A-2
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance	8,976	8,976
Retirements / Conversions	(8,976)
Convertible preferred stock, ending balance		8,976
Series A-3
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance	10,611	10,611
Retirements / Conversions	(10,611)
Convertible preferred stock, ending balance		10,611
Series A-4
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance	1,993	1,993
Retirements / Conversions	(1,993)
Convertible preferred stock, ending balance		1,993
Series A-5
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance	12,858	12,858
Retirements / Conversions	(12,858)
Convertible preferred stock, ending balance		12,858
Series A-6
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance	15,476	15,476
Retirements / Conversions	(15,476)
Convertible preferred stock, ending balance		15,476
Series B
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance	84,528	84,528
Issuances	109
Retirements / Conversions	(84,637)
Convertible preferred stock, ending balance		84,528
Series B-1
Temporary Equity [Line Items]
Convertible preferred stock, beginning balance	23,499	20,000
Issuances	1	3,499
Retirements / Conversions	(23,500)
Convertible preferred stock, ending balance		$ 23,499
Series B-2
Temporary Equity [Line Items]
Retirements / Conversions	0
Series B-3 Convertible Preferred Stock
Temporary Equity [Line Items]
Issuances	39,858
Retirements / Conversions	$ (39,858)